Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	$ 255,743	$ 214,113	$ 587,963	$ 1,151,420
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	33,217	27,711	80,783	51,152
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	$ 222,526	$ 186,402	$ 507,180	$ 1,100,268